Employee Benefits (Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Levels of fair value hierarchy [Line Items]
Debt instruments	$ 283	$ 324
Deposits with insurance companies	35	110
Fair value of plan assets	518	631
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	200	197
Debt instruments	164	179
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Debt instruments	$ 119	$ 145